Schroder Series Trust

Statement of Certification

Pursuant to Rule 497(j)

Schroder Series Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 1, 2021 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-65632 and 811-07840), which was filed electronically on February 26, 2021 (Accession No. 0001398344-21-005137).

Schroder Series Trust

By:	/s/ James Bernstein
James Bernstein

Title:	Vice President and Secretary

Date:	March 3, 2021